UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21359
                                      ------------------------------------------

     MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin M. Robinson

                            2455 Corporate West Drive

                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: July 31
                         -------
Date of reporting period: April 30, 2008
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund Portfolio of Investments
April 30, 2008   (unaudited)

--------------------------------------------------------------------------------------------------------------------
                                 Principal                                           Optional Call
                 Rating (S&P)* Amount(000) Description                               Provisions**             Value
--------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES - 157.4%
Alabama - 2.4%
                 BBB                 $ 845 Courtland, AL Ind Dev Brd
                                           Environ Imp Rev, AMT, Ser B,
                                           6.25%, 08/01/25                           08/01/13 @ 100    $    825,751
                 Baa3                1,890 Courtland, AL Ind Dev Brd
                                           Solid Waste Disp Rev, AMT,
                                           6.00%, 08/01/29                           08/01/09 @ 101       1,751,161
                                                                                                    ----------------
                                                                                                          2,576,912
                                                                                                    ----------------

California - 23.1%
                 A                   5,000 California Public Works Brd
                                           Dept Mental Health Lease Rev, Ser A,
                                           5.00%, 06/01/24                           06/01/14 @ 100       5,044,100
                 A+                  6,000 California Various Purpose Gen Oblig,
                                           5.125%, 11/01/24                          11/01/13 @ 100       6,171,720
                 A-                  2,500 Chula Vista, CA Ind Dev Rev, Ser B
                                           AMT, 5.50% 12/01/21                       06/02/14 @ 102       2,542,250
                 BBB                 2,065 Golden State Tobacco Securitization
                                           Rev, Ser A-1, 5.00%, 06/01/33             06/01/17 @ 100       1,749,489
                 AAA                 2,750 Golden State Tobacco Settlement
                                           Rev, Ser B, 5.375%, 06/01/28
                                           (Prerefunded @ 06/01/10)+                 06/01/10 @ 100       2,898,940
                 A+                  4,000 Port of Oakland, CA Rev, AMT,
                                           Ser L, 5.00%, 11/01/22 (FGIC)             11/01/12 @ 100       3,919,240
                 AA                  2,500 San Diego, CA Unified School Dist,
                                           Ser D, 5.25%, 07/01/25
                                           (Subject to cross over refunding
                                            @ 07/01/12) (FGIC)                       07/01/12 @ 101       2,702,400
                                                                                                    ----------------
                                                                                                         25,028,139
                                                                                                    ----------------

Colorado - 6.1%
                 AA                  4,500 Colorado Health Facs Auth Rev,
                                           5.25%, 09/01/21
                                           (Prerefunded @ 09/01/11)+                 09/01/11 @ 100       4,805,910
                 BBB                 2,000 Colorado Health Facs Auth Rev,
                                           5.25%, 05/15/42                           05/15/17 @ 100       1,782,040
                                                                                                    ----------------
                                                                                                          6,587,950
                                                                                                    ----------------

District of Columbia - 3.0%
                 BBB                 1,550 District of Columbia Ballpark Rev,
                                           Ser B-1, 5.00%, 02/01/35 (FGIC)           02/01/16 @ 100       1,408,594
                 Aaa                 2,000 District of Columbia FHA Multi Family
                                           Henson Ridge-Rmkt, AMT,
                                           5.10%, 06/01/37 (FHA)                     06/01/15 @ 102       1,835,540
                                                                                                    ----------------
                                                                                                          3,244,134
                                                                                                    ----------------

Florida - 15.1%
                 A+                  2,500 Highlands Co., FL Health Facs
                                           Auth Rev, Ser B, 5.25%, 11/15/23
                                           (Prerefunded @ 11/15/12)+                 11/15/12 @ 100       2,717,700
                 A1                  3,000 Highlands Co., FL Health Facs
                                           Auth Rev, Ser D, 5.875%, 11/15/29
                                           (Prerefunded @ 11/15/13)+                 11/15/13 @ 100       3,395,490
                 A+                  2,200 Miami-Dade Co., FL Aviation Rev, AMT,
                                           5.00%, 10/01/38 (CIFG)                    10/01/15 @ 100       1,991,770
                 A                   4,275 Miami-Dade Co., FL School Brd, Ser B,
                                           5.00%, 05/01/32 (FGIC)                    05/01/17 @ 100       4,293,425
                 BBB                 1,000 Seminole Indian Tribe FL Rev, Ser A,
                                           144A, 5.25%, 10/01/27                     10/01/17 @ 100         901,910
                 Aa3                 2,750 South Broward Co., FL Hosp Dist
                                           Rev, 5.60%, 05/01/27
                                           (Prerefunded @ 05/01/12)+                 05/01/12 @ 101       3,033,690
                                                                                                    ----------------
                                                                                                         16,333,985
                                                                                                    ----------------

Illinois - 6.3%
                 A1                  3,000 Illinois Dev Fin Auth Hosp Rev,
                                           5.65%, 11/15/24
                                           (Prerefunded @ 11/15/09)+                 11/15/09 @ 101       3,165,000
                 Baa1                2,000 Illinois Fin Auth, Roosevelt Univ Rev,
                                           5.50%, 04/01/37                           04/01/17 @ 100       1,900,160
                 AA                  2,000 Illinois Hsg Dev Auth Homeowner Mtg,
                                           AMT, Ser A-2, 5.00%, 08/01/36             02/01/16 @ 100       1,812,120
                                                                                                    ----------------
                                                                                                          6,877,280
                                                                                                    ----------------

Iowa - 1.7%
                 BBB                 2,000 Iowa Tobacco Settlement Auth,
                                           Cap Apprec Asset Bkd, Ser B, 5.60%,
                                           06/01/34                                  06/01/17 @ 100       1,813,680
                                                                                                   ----------------

Louisiana - 5.2%
                 BBB                 1,000 De Soto Parish, LA Environ Imp
                                           Rev, AMT, Ser A, 5.85%, 11/01/27          11/01/13 @ 100         916,330
                 BB+                 2,000 Louisiana Govt, Environ Facs & Comnty
                                           Dev Auth Rev, 6.75%, 11/01/32             11/01/17 @ 100       1,961,740
                 BBB+                3,000 St. John Baptist Parish, LA
                                           Marathon Oil Corp., Ser A, 5.125%,
                                           06/01/37                                  06/01/17 @ 100       2,721,930
                                                                                                    ----------------
                                                                                                          5,600,000
                                                                                                    ----------------

Maryland - 0.9%
                 BBB-                1,000 Maryland Health & Hgr Ed Facs Auth Rev,
                                           5.75%, 01/01/38                           01/01/18 @ 100         952,190
                                                                                                    ----------------

Massachusetts - 0.9%
                 AA-                 1,000 Massachusetts Housing Fin Agency,
                                           AMT, 5.10%, 12/01/27                      06/01/17 @ 100         958,160
                                                                                                    ----------------

Michigan -1.9%
                 A-                  2,000 Michigan Strategic Fund Ltd Oblig
                                           Rev Ref, Ser C, 5.45%, 09/01/29           09/01/11 @ 100       2,019,160
                                                                                                    ----------------

Missouri - 6.0%
                 AAA                 6,000 Missouri Health & Educ Facs Auth
                                           Rev, Ser A, 5.25%, 06/01/28
                                           (Prerefunded @ 06/01/11) (AMBAC)+         06/01/11 @ 101       6,488,520
                                                                                                    ----------------

Nebraska - 2.8%
                 AAA                 3,000 Public Power Generation Agency,
                                           Whelan Energy Ctr Unit 2, 5.00%,
                                           01/01/41 (AMBAC)                          01/01/17 @ 100       3,016,560
                                                                                                    ----------------


Nevada - 5.1%
                 A                   5,410 Henderson, NV Health Care Fac Rev,
                                           Ser A, 5.625%, 07/01/24                   07/01/14 @ 100       5,546,548
                                                                                                    ----------------

New York - 19.8%
                 A-                  2,750 Long Island, NY Power Auth Rev, Ser A,
                                           5.10%, 09/01/29                           09/01/14 @ 100       2,782,367
                 AA-                 4,000 Metropolitan Trans Auth Rev, Ser A,
                                           5.125%, 01/01/24                          07/01/12 @ 100       4,092,040
                 B                     500 New York City Indl Dev Rev, AA JFK
                                           Intl Arpt, AMT, 7.50%, 08/01/16            N/A                   492,210
                 BB                  1,000 New York Dorm Auth Rev, NYU Hosp Ctr,
                                           Ser B, 5.25%, 07/01/24                    07/01/17 @ 100         949,780
                 AA                  2,250 New York, NY Gen Oblig, Ser J,
                                           5.00%, 05/15/23                           05/15/14 @ 100       2,304,023
                 A+                  1,750 New York Muni Bond Bank Agy Special
                                           School Purpose Rev, Ser C,
                                           5.25%, 12/01/22                           06/01/13 @ 100       1,822,555
                 AA-                 4,000 New York Tobacco Settlement Funding
                                           Corp, Ser A1, 5.50%, 06/01/19             06/01/13 @ 100       4,209,080
                 A-                  5,000 Suffolk Co, NY Ind Dev Agy Rev, AMT,
                                           5.25%, 06/01/27                           06/01/13 @ 100       4,841,800
                                                                                                    ----------------
                                                                                                         21,493,855
                                                                                                    ----------------

North Carolina - 3.5%
                 BBB                 1,000 North Carolina Eastern Muni Power Agy
                                           Sys Rev Ref, Ser D, 5.125%, 01/01/23      01/01/13 @ 100       1,000,960
                 BBB                 1,000 North Carolina Eastern Muni Power Agy
                                           Sys Rev Ref, Ser D, 5.125%, 01/01/26      01/01/13 @ 100         984,530
                 AAA                 1,775 North Carolina Housing Fin Agy Rev, AMT,
                                           Ser 14A, 5.35%, 01/01/22 (AMBAC)          07/01/11 @ 100       1,789,306
                                                                                                    ----------------
                                                                                                          3,774,796
                                                                                                    ----------------

Ohio - 10.2%
                 BBB                 1,150 Buckeye OH, Tobacco Settlement Turbo Rev,
                                           Ser A-2, 5.875%, 06/01/30                 06/01/17 @ 100       1,081,529
                 BBB                 2,000 Buckeye OH, Tobacco Settlement Turbo Rev,
                                           Ser A-2, 5.75%, 06/01/34                  06/01/17 @ 100       1,821,800
                 AA-                 3,000 Cuyahoga Co., OH Rev Ref, Ser A,
                                           6.00%, 01/01/20                           07/01/13 @ 100       3,213,330
                 AA-                 5,000 Lorain Co., OH Hosp Rev Ref, Ser A,
                                           5.25%, 10/01/33                           10/01/11 @ 101       4,937,550
                                                                                                    ----------------
                                                                                                         11,054,209
                                                                                                    ----------------

Oklahoma - 4.0%
                 AA-                 3,525 Oklahoma Dev Fin Auth Rev,
                                           5.00%, 02/15/42                           02/15/17 @ 100       3,348,679
                 B                   1,000 Tulsa, OK Muni Arpt Rev, AA,
                                           Ser B, AMT, 6.00%, 06/01/35 (1)           12/01/08 @ 100         998,480
                                                                                                    ----------------
                                                                                                          4,347,159
                                                                                                    ----------------

Pennsylvania - 4.7%
                 BBB                 2,340 Pennsylvania Higher Education Facs Auth
                                           Rev, 5.25%, 05/01/23                      05/01/13 @ 100       2,354,251
                 BBB+                2,000 Pennsylvania State Higher Education,
                                           5.00%, 07/15/39                           07/15/15 @ 100       1,826,740
                 BBB                 1,000 Pennsylvania State Higher Education,
                                           5.00%, 05/01/37                           11/01/17 @ 100         917,130
                                                                                                    ----------------
                                                                                                          5,098,121
                                                                                                    ----------------

Puerto Rico - 3.4%
                 BBB-                3,300 Puerto Rico Public Bldgs Auth Rev,
                                           Ser I, 5.50%, 07/01/25
                                           (Prerefunded @ 07/01/14)+                 07/01/14 @ 100       3,664,419
                                                                                                    ----------------

Rhode Island - 0.9%
                 BBB                 1,000 Rhode Island Tobacco Settlement Financing
                                           Corp, Ser A, 6.25%, 06/01/42              06/01/12 @ 100         968,570
                                                                                                    ----------------

South Carolina - 3.1%
                 AAA                 2,500 Florence Co., SC Hosp Rev, Ser A,
                                           5.25%, 11/01/27 (FSA)                     11/01/14 @ 100       2,569,075
                 BBB                 1,000 Georgetown Co., SC Environ Imp Rev,
                                           AMT, Ser A, 5.30%, 03/01/28               03/01/14 @ 100         847,460
                                                                                                    ----------------
                                                                                                          3,416,535
                                                                                                    ----------------

South Dakota - 5.3%
                 AAA                 5,000 South Dakota Hsg Dev Auth, Ser K, AMT,
                                           5.05%, 05/01/36                           11/01/15 @ 100       4,541,850
                 AA-                 1,200 South Dakota St Hlth & Edl Fac, Ser A
                                           5.25%, 11/01/34                           11/01/14 @ 100       1,178,100
                                                                                                    ----------------
                                                                                                          5,719,950
                                                                                                    ----------------

Texas - 12.3%
                 Aaa                 2,000 Bexar Co., TX Hsg Fin, AMT,
                                           5.20%, 10/20/34 (GNMA/FHA)                10/20/14 @ 100       1,850,360
                 AAA                   205 Eagle Mtn & Saginaw, TX Indep School
                                           Dist, Ser A, 5.25%, 08/15/23 (PSF)        08/15/13 @ 100         214,686
                 AAA                 3,000 Houston Utility System,
                                           (Underlying Obligor:  Houston, TX Utility System
                                           First Lien Revenue Refunding Bonds)
                                           7.30%, 11/15/33 (FSA) (2)                 11/15/17 @ 100       3,127,620
                 AAA                 1,885 Matagorda Co., TX Nav Dist No.1 Rev, AMT,
                                           5.125%, 11/01/28 (AMBAC) (1)              N/A                  1,816,688
                 A-                  2,000 North TX, Tollway Auth Rev, Ser A,
                                           5.625%, 01/01/33                          01/01/18 @ 100       2,036,360
                 AAA                 2,325 Pampa, TX Indep School
                                           Dist, 5.00%, 08/15/36 (PSF)               08/15/17 @ 100       2,366,292
                 BBB+                2,100 San Leanna Ed Facs Corp Higher Ed Rev,
                                           5.125%, 06/01/36                          06/01/17 @ 100       1,956,759
                                                                                                    ----------------
                                                                                                         13,368,765
                                                                                                    ----------------

West Virginia - 4.6%
                 AAA                 5,000 West Virginia Housing Dev Fund Rev,
                                           Ser D, 5.20%, 11/01/21                    05/01/11 @ 100       5,048,400
                                                                                                    ----------------

Wyoming - 5.1%
                 BBB                 3,000 Sweetwater Co., WY Solid Waste Disp Rev,
                                           AMT, 5.60%, 12/01/35                      12/01/15 @ 100       2,715,930
                 AA+                 3,100 Wyoming Cmnty Dev Auth Hsg Rev,
                                           Ser 7, AMT, 5.10%, 12/01/38               12/01/16 @ 100       2,857,270
                                                                                                    ----------------
                                                                                                          5,573,200
                                                                                                    ----------------

Total Municipal Bonds & Notes - 157.4%
                 (Cost $169,007,918)                                                                    170,571,197
                                                                                                    ----------------



--------------------------------------------------------------------------------------------------------------------
                                Redemption
              Rating (S&P)*    Value (000) Description                                                        Value
--------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES - 3.7%
                 A-                $ 2,000 Capmark Municipal Mortgage Trust, AMT,
                                           Ser A1-3, 5.30%, 10/31/39,
                                           (10/31/19 remarketing), 144A                                   1,934,680
                 Aaa                 2,000 Centerline Equity Issuer Trust, AMT, Ser A-4-1,
                                           5.75%, 04/30/15 (remarketing), 144A                            2,120,140
                                                                                                    ----------------
                 (Cost $4,000,000)                                                                        4,054,820
                                                                                                    ----------------

--------------------------------------------------------------------------------------------------------------------
                                  Number of
                                   Shares  Description                                                        Value
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET FUND - 0.0%

                                     7,496 JP Morgan Tax Free Money Market                                    7,496
                                                                                                    ----------------
                 (Cost $7,496)
Total Net Investments - 161.1%
                 (Cost $173,015,414)                                                                    174,633,513

Other assets in excess of liabilities - 3.0%                                                              3,197,963
Preferred Shares, at redemption value - (-64.1% of Net Assets Applicable to Common
                 Shareholders or -39.8% of Total Net Investments)                                       (69,450,000)
                                                                                                    ----------------

Net Assets Applicable to Common Shareholders - 100.0% (3)                                             $ 108,381,476
                                                                                                    ================


     * For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. or Fitch Ratings is provided.

     ** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

     + This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

     (1) Floating rate notes. The interest rate shown reflects the rate in effect on April 30, 2008.

     (2) Inverse floating rate investment. Interest rate shown is that in effect at April 30, 2008. See Note 1 of the previously submitted notes to financial statements for the period ended January 31, 2008.

     (3) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - Insured by Ambac Assurance Corporation

AMT - Alternative Minimum Tax

CIFG - Insured by CIFG Assurance NA

FGIC - Insured by Financial Guaranty Insurance Co.

FHA - Guaranteed by Federal Housing Administration

FSA - Insured by Financial Security Assurance, Inc.

GNMA - Guaranteed by Ginnie Mae

PSF - Guaranteed by Texas Permanent School Fund

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008 these securities amounted to $4,956,730 which represents 4.6% of net assets applicable to common shareholders.

See previously submitted notes to financial statements for the period ended January 31, 2008.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital /Claymore Managed Duration Investment Grade Municipal Fund

By:  /s/ J. Thomas Futrell
   ------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: June 25, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
   ------------------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: June 25, 2008




By:  /s/ Steven M. Hill
   -----------------------------------------------
         Steven M. Hill
         Chief Financial Officer and Treasurer

Date: June 25, 2008